UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08934

Voya Strategic Allocation Portfolios, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2021 to June 30, 2021

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report

June 30, 2021

Classes I and S

Strategic Allocation Funds-of-Funds

■  Voya Strategic Allocation Conservative Portfolio

■  Voya Strategic Allocation Moderate Portfolio

■  Voya Strategic Allocation Growth Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.

You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.

This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

INVESTMENT MANAGEMENT voyainvestments.com

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The Portfolios’ Forms NPORT-P are available on the SEC’s website at www.sec.gov. Each Portfolio’s complete schedule of portfolio holdings is available at: www.voyainvestments.com and without charge upon request from the Portfolio by calling Shareholder Services toll-free at (800) 992-0180.

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PRESIDENT’S LETTER

Global Economy Still on Road to Recovery

Dear Shareholder,

The reporting period covered in this report roughly coincides with the progress made in fighting the COVID-19 pandemic. With the development of vaccines in the fall of 2020, the world began to turn the tables on the virus. It became possible to relax the aggressive countermeasures that shut down the global economy and turned so many lives inside out. Economic progress in 2021 has closely paralleled progress in getting populations vaccinated. Although infection from new viral variants remains a threat, many nations including the United States have not reimposed lockdowns, and global economic momentum is continuing. Broadening business activity has intensified supply and demand imbalances, pressuring prices higher. While we’re likely to see a higher base rate of inflation, we do not believe that the U.S. Federal Reserve Board will have to dramatically raise interest rates to stave it off.

While the economy and financial markets appear to be upholding their recent strength and in our opinion are expected to continue doing so this year, it’s always possible that something unexpected could crop up. Therefore, in our view, it bears repeating that one should invest to achieve one’s long-term goals, and not seek to beat the market today, this week, this month or this year. Keep focused on your long-term goals and don’t get distracted by short-term news, however compelling the headlines. Should your long-term goals change, discuss the situation thoroughly with your investment advisor before making any changes to your investment portfolio.

Regardless of events, at Voya we believe that we remain well prepared for and fully committed to serving our clients without disruption. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.

Sincerely,

Dina Santoro
President
Voya Family of Funds
July 22, 2021

The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.

International investing poses special risks including currency fluctuation, economic and political risks not found in investments that are solely domestic.

SHAREHOLDER EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees, and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 through June 30, 2021. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.

Actual Expenses

The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Annualized Expense Ratio*	Expenses Paid During the Period Ended June 30, 2021**
Voya Strategic Allocation Conservative Portfolio
Class I	$1,000.00	$1,058.50	0.28%	$1.43	$1,000.00	$1,023.41	0.28%	$1.40
Class S	1,000.00	1,057.40	0.53	2.70	1,000.00	1,022.17	0.53	2.66
Voya Strategic Allocation Moderate Portfolio
Class I	$1,000.00	$1,085.50	0.33%	$1.71	$1,000.00	$1,023.16	0.33%	$1.66
Class S	1,000.00	1,084.60	0.58	3.00	1,000.00	1,021.92	0.58	2.91
Voya Strategic Allocation Growth Portfolio
Class I	$1,000.00	$1,112.90	0.32%	$1.68	$1,000.00	$1,023.21	0.32%	$1.61
Class S	1,000.00	1,111.40	0.57	2.98	1,000.00	1,021.97	0.57	2.86

*	The annualized expense ratios do not include expenses of the underlying funds.
**	Expenses are equal to each Portfolio’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES AS OF JUNE 30, 2021 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
ASSETS:
Investments in affiliated underlying funds at fair value*	$68,807,562	$128,488,024	$137,482,780
Investments in unaffiliated underlying funds at fair value**	5,938,877	11,792,269	16,930,689
Cash	65,500	121,175	136,730
Receivables:
Investments in affiliated underlying funds sold	631	63,938	—
Fund shares sold	3,185	4,513	122,501
Interest	31	50	—
Prepaid expenses	20	37	40
Reimbursement due from Investment Adviser	8,952	1,889	12,203
Other assets	8,509	15,425	15,062
Total assets	74,833,267	140,487,320	154,700,005

LIABILITIES:
Payable for investments in affiliated underlying funds purchased	—	—	121,478
Payable for fund shares redeemed	3,794	68,450	1,024
Payable for investment management fees	12,237	22,925	26,048
Payable for distribution and shareholder service fees	799	323	597
Payable for directors fees	363	678	751
Payable to directors under the deferred compensation plan (Note 6)	8,509	15,425	15,062
Other accrued expenses and liabilities	50,667	73,885	74,933
Total liabilities	76,369	181,686	239,893
NET ASSETS	$74,756,898	$140,305,634	$154,460,112

NET ASSETS WERE COMPRISED OF:
Paid-in capital	$63,114,743	$111,453,083	$114,887,078
Total distributable earnings	11,642,155	28,852,551	39,573,034
NET ASSETS	$74,756,898	$140,305,634	$154,460,112

* Cost of investments in affiliated underlying funds	$59,313,244	$103,509,073	$103,799,013
** Cost of investments in unaffiliated underlying funds	$4,442,450	$9,339,302	$12,653,107

Class I
Net assets	$70,850,852	$138,723,795	$151,530,715
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	5,124,445	8,890,832	8,970,086
Net asset value and redemption price per share	$13.83	$15.60	$16.89

Class S
Net assets	$3,906,046	$1,581,839	$2,929,397
Shares authorized	100,000,000	100,000,000	100,000,000
Par value	$0.001	$0.001	$0.001
Shares outstanding	285,176	101,849	175,099
Net asset value and redemption price per share	$13.70	$15.53	$16.73

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS FOR THE SIX MONTHS ENDED JUNE 30, 2021 (UNAUDITED)

	Voya Strategic Allocation Conservative Portfolio	Voya Strategic Allocation Moderate Portfolio	Voya Strategic Allocation Growth Portfolio
INVESTMENT INCOME:
Dividends from affiliated underlying funds	$586,974	$714,647	$408,923
Dividends from unaffiliated underlying funds	64,075	137,470	169,612
Total investment income	651,049	852,117	578,535

EXPENSES:
Investment management fees	74,043	137,902	158,930
Distribution and shareholder service fees:
Class S	4,633	1,901	3,491
Transfer agent fees:
Class I	35,141	62,399	79,511
Class S	1,903	712	1,521
Shareholder reporting expense	7,240	9,050	10,498
Professional fees	10,317	14,480	16,290
Custody and accounting expense	6,335	7,602	8,145
Directors fees	1,455	2,716	3,004
Miscellaneous expense	3,661	4,265	4,184
Interest expense	—	—	50
Total expenses	144,728	241,027	285,624
Waived and reimbursed fees	(38,068)	(15,209)	(41,795)
Net expenses	106,660	225,818	243,829
Net investment income	544,389	626,299	334,706

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Sale of affiliated underlying funds	545,873	1,924,013	625,032
Sale of unaffiliated underlying funds	1,212,439	996,410	2,949,169
Futures	—	384,508	219,243
Net realized gain	1,758,312	3,304,931	3,793,444
Net change in unrealized appreciation (depreciation) on:
Affiliated underlying funds	2,153,019	6,700,940	11,305,403
Unaffiliated underlying funds	(312,122)	593,311	563,321
Futures	—	(45,649)	(33,116)
Net change in unrealized appreciation (depreciation)	1,840,897	7,248,602	11,835,608
Net realized and unrealized gain	3,599,209	10,553,533	15,629,052
Increase in net assets resulting from operations	$4,143,598	$11,179,832	$15,963,758

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Conservative Portfolio		Voya Strategic Allocation Moderate Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$544,389	$1,552,383	$626,299	$2,521,900
Net realized gain	1,758,312	57,810	3,304,931	4,104,532
Net change in unrealized appreciation (depreciation)	1,840,897	4,909,334	7,248,602	8,036,599
Increase in net assets resulting from operations	4,143,598	6,519,527	11,179,832	14,663,031

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(1,965,059)	(3,640,113)	(7,361,065)	(8,476,314)
Class S	(98,241)	(193,236)	(80,773)	(93,820)
Total distributions	(2,063,300)	(3,833,349)	(7,441,838)	(8,570,134)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	4,843,204	9,516,056	3,186,963	5,688,430
Reinvestment of distributions	2,063,300	3,833,349	7,441,838	8,570,135
	6,906,504	13,349,405	10,628,801	14,258,565
Cost of shares redeemed	(4,784,815)	(10,011,703)	(6,548,405)	(16,224,070)
Net increase (decrease) in net assets resulting from capital share transactions	2,121,689	3,337,702	4,080,396	(1,965,505)
Net increase in net assets	4,201,987	6,023,880	7,818,390	4,127,392

NET ASSETS:
Beginning of year or period	70,554,911	64,531,031	132,487,244	128,359,852
End of year or period	$74,756,898	$70,554,911	$140,305,634	$132,487,244

See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Strategic Allocation Growth Portfolio
	Six Months Ended June 30, 2021 (Unaudited)	Year Ended December 31, 2020
FROM OPERATIONS:
Net investment income	$334,706	$2,341,286
Net realized gain	3,793,444	2,672,891
Net change in unrealized appreciation (depreciation)	11,835,608	12,868,851
Increase in net assets resulting from operations	15,963,758	17,883,028

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class I	(5,750,466)	(12,710,783)
Class S	(104,047)	(262,757)
Total distributions	(5,854,513)	(12,973,540)

FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	3,471,957	6,181,258
Reinvestment of distributions	5,854,513	12,973,540
	9,326,470	19,154,798
Cost of shares redeemed	(8,363,616)	(14,633,201)
Net increase in net assets resulting from capital share transactions	962,854	4,521,597
Net increase in net assets	11,072,099	9,431,085

NET ASSETS:
Beginning of year or period	143,388,013	133,956,928
End of year or period	$154,460,112	$143,388,013

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Income (loss) from investment operations				Less distributions							Ratios to average net assets				Supplemental data
	Net asset value, beginning of year or period	Net investment income (loss)		Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/ additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/ additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)		($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Strategic Allocation Conservative Portfolio
Class I
06-30-21+	13.45	0.10	•	0.67	0.77	0.36	0.03	—	0.39	—	13.83	5.85	0.39	0.28	0.28	1.52	70,851	22
12-31-20	13.02	0.30	•	0.91	1.21	0.33	0.45	—	0.78	—	13.45	10.45	0.40	0.27	0.27	2.44	66,933	71
12-31-19	12.34	0.33		1.41	1.74	0.36	0.70	—	1.06	—	13.02	14.82	0.30	0.26	0.26	2.53	60,959	74
12-31-18	13.51	0.29	•	(0.80)	(0.51)	0.36	0.30	—	0.66	—	12.34	(4.03)	0.31	0.26	0.26	2.26	56,221	60
12-31-17	12.54	0.29	•	1.01	1.30	0.33	—	—	0.33	—	13.51	10.53	0.30	0.24	0.24	2.27	64,354	33
12-31-16	12.23	0.29	•	0.39	0.68	0.37	—	—	0.37	—	12.54	5.69	0.30	0.22	0.22	2.34	71,020	76
Class S
06-30-21+	13.31	0.09	•	0.66	0.75	0.33	0.03	—	0.36	—	13.70	5.74	0.64	0.53	0.53	1.27	3,906	22
12-31-20	12.89	0.30		0.87	1.17	0.30	0.45	—	0.75	—	13.31	10.19	0.65	0.52	0.52	2.20	3,622	71
12-31-19	12.23	0.30	•	1.39	1.69	0.33	0.70	—	1.03	—	12.89	14.47	0.55	0.51	0.51	2.36	3,572	74
12-31-18	13.39	0.26	•	(0.80)	(0.54)	0.32	0.30	—	0.62	—	12.23	(4.25)	0.56	0.51	0.51	2.02	2,670	60
12-31-17	12.44	0.26	•	0.99	1.25	0.30	—	—	0.30	—	13.39	10.18	0.55	0.49	0.49	2.04	3,171	33
12-31-16	12.13	0.25	•	0.40	0.65	0.34	—	—	0.34	—	12.44	5.47	0.55	0.47	0.47	2.09	3,128	76
Voya Strategic Allocation Moderate Portfolio
Class I
06-30-21+	15.21	0.07	•	1.19	1.26	0.37	0.50	—	0.87	—	15.60	8.55	0.36	0.33	0.33	0.93	138,724	18
12-31-20	14.62	0.30		1.31	1.61	0.33	0.69	—	1.02	—	15.21	12.73	0.37	0.30	0.30	2.08	131,004	53
12-31-19	13.59	0.29	•	2.18	2.47	0.41	1.03	—	1.43	—	14.62	19.26	0.30	0.28	0.28	2.07	126,475	57
12-31-18	14.80	0.29	•	(1.16)	(0.87)	0.34	—	—	0.34	—	13.59	(6.05)	0.28	0.25	0.25	1.96	117,049	48
12-31-17	13.18	0.29		1.60	1.89	0.27	—	—	0.27	—	14.80	14.49	0.28	0.23	0.23	2.00	144,135	32
12-31-16	12.70	0.27		0.55	0.82	0.34	—	—	0.34	—	13.18	6.64	0.28	0.22	0.22	2.01	137,411	65
Class S
06-30-21+	15.12	0.05	•	1.19	1.24	0.33	0.50	—	0.83	—	15.53	8.46	0.61	0.58	0.58	0.68	1,582	18
12-31-20	14.52	0.24	•	1.33	1.57	0.28	0.69	—	0.97	—	15.12	12.46	0.62	0.55	0.55	1.74	1,483	53
12-31-19	13.50	0.26		2.16	2.42	0.37	1.03	—	1.40	—	14.52	18.94	0.55	0.53	0.53	1.81	1,885	57
12-31-18	14.71	0.25	•	(1.16)	(0.91)	0.30	—	—	0.30	—	13.50	(6.31)	0.53	0.50	0.50	1.69	1,725	48
12-31-17	13.09	0.26		1.59	1.85	0.23	—	—	0.23	—	14.71	14.29	0.53	0.48	0.48	1.75	2,379	32
12-31-16	12.62	0.22	•	0.56	0.78	0.31	—	—	0.31	—	13.09	6.32	0.53	0.47	0.47	1.73	2,194	65
Voya Strategic Allocation Growth Portfolio
Class I
06-30-21+	15.80	0.04	•	1.71	1.75	0.33	0.33	—	0.66	—	16.89	11.29	0.38	0.32	0.32	0.45	151,531	15
12-31-20	15.62	0.26	•	1.49	1.75	0.32	1.25	—	1.57	—	15.80	14.40	0.39	0.29	0.29	1.87	140,657	56
12-31-19	14.40	0.28		2.79	3.07	0.43	1.42	—	1.85	—	15.62	22.84	0.30	0.26	0.26	1.76	130,989	66
12-31-18	16.03	0.28	•	(1.58)	(1.30)	0.33	—	—	0.33	—	14.40	(8.32)	0.27	0.23	0.23	1.77	114,461	45
12-31-17	13.84	0.27	•	2.18	2.45	0.26	—	—	0.26	—	16.03	17.88	0.26	0.21	0.21	1.79	143,509	32
12-31-16	13.30	0.25		0.65	0.90	0.36	—	—	0.36	—	13.84	6.93	0.28	0.19	0.19	1.77	136,383	56
Class S
06-30-21+	15.64	0.02	•	1.69	1.71	0.29	0.33	—	0.62	—	16.73	11.14	0.63	0.57	0.57	0.20	2,929	15
12-31-20	15.46	0.22	•	1.48	1.70	0.27	1.25	—	1.52	—	15.64	14.16	0.64	0.54	0.54	1.57	2,731	56
12-31-19	14.27	0.22	•	2.77	2.99	0.38	1.42	—	1.80	—	15.46	22.49	0.55	0.51	0.51	1.45	2,968	66
12-31-18	15.88	0.24	•	(1.56)	(1.32)	0.29	—	—	0.29	—	14.27	(8.50)	0.52	0.48	0.48	1.53	2,799	45
12-31-17	13.72	0.22		2.17	2.39	0.23	—	—	0.23	—	15.88	17.57	0.51	0.46	0.46	1.55	3,490	32
12-31-16	13.19	0.19		0.66	0.85	0.32	—	—	0.32	—	13.72	6.63	0.53	0.44	0.44	1.51	2,825	56

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (CONTINUED)

(1)	Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.
(2)	Annualized for periods less than one year.
(3)	Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.
(4)	Ratios do not include expenses of underlying funds and do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.
+	Unaudited.
•	Calculated using average number of shares outstanding throughout the year or period.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED)

NOTE 1 — ORGANIZATION

Voya Strategic Allocation Portfolios, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of Maryland on October 14, 1994. There are three active separate investment series (each a “Portfolio” and collectively the “Portfolios”) that comprise the Company: Voya Strategic Allocation Conservative Portfolio (“Strategic Allocation Conservative”), Voya Strategic Allocation Moderate Portfolio (“Strategic Allocation Moderate”), and Voya Strategic Allocation Growth Portfolio (“Strategic Allocation Growth”), each a diversified series of the Company. Each Portfolio currently seeks to achieve its investment objective by investing primarily in other investment companies (“Underlying Funds”) and each uses asset allocation strategies to determine how to invest in the Underlying Funds. The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.

The classes of shares included in this report are: Class I and Class S. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The two classes differ principally in the applicable distribution and service fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.

Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments

Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.

A.  Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.

Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.

When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.

The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.

Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.

All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio.

Each investment asset or liability of a Portfolio is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. The Portfolios classify each of their investments in the Underlying Funds as Level 1, without consideration as to the classification level of the specific investments held by the Underlying Funds. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.

B.  Securities Transactions and Revenue Recognition. Security transactions are accounted for on the trade date. Dividend income received from the Underlying Funds is recognized on the ex-dividend date and is recorded as income distributions in the Statements of Operations. Capital gain distributions received from the Underlying Funds are recognized on the ex-dividend date and are recorded on the Statements of Operations as such. Realized gains and losses are reported on the basis of identified cost of securities sold.

C.  Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. Dividends from net investment income and capital gain distributions, if any, are declared and paid annually by the Portfolios. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from U.S. GAAP for investment companies.

D.  Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code and related excise tax provisions applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, no federal income tax provision is required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until any capital loss carryforwards have been fully utilized.

The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

E.  Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

F.  Risk Exposures and the Use of Derivative Instruments. Each Portfolio’s investment strategies permit it to enter into various types of derivatives contracts, including, but not limited to, futures contracts. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.

In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:

Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.

Risks of Investing in Derivatives. Each Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.

Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

G.  Futures Contracts. Each Portfolio may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. Each Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Portfolio’s assets are valued.

Upon entering into a futures contract, each Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities.

Open futures contracts are reported on a table following each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts, if any, are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.

Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2021, the Portfolios used futures to enact tactical positions and to provide the Portfolios with greater liquidity. Strategic Allocation Moderate and Strategic Allocation Growth had purchased and sold futures contracts on various equity indices. Strategic Allocation Moderate also purchased and sold futures contracts on various U.S. Treasury Notes. Futures contracts are purchased to provide immediate market exposure proportionate to the size of the Portfolio’s respective cash flows and residual cash balances in order to decrease potential tracking error if the cash remained uninvested in the market. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Portfolios are unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Portfolios’ securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

During the period ended June 30, 2021, the below Portfolios had average notional values on futures contracts purchased and sold as disclosed below. The Portfolios did not have any open futures contracts at June 30, 2021.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Strategic Allocation Conservative did not enter into any futures contracts during the period ended June 30, 2021.

	Purchased	Sold
Strategic Allocation Moderate	$2,076,655	$1,932,079
Strategic Allocation Growth	2,175,395	2,154,670

H. Indemnifications. In the normal course of business, the Company may enter into contracts that provide certain indemnifications. The Company’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.

NOTE 3 — INVESTMENTS IN UNDERLYING FUNDS

For the period ended June 30, 2021, the cost of purchases and the proceeds from the sales of the Underlying Funds were as follows:

	Purchases	Sales
Strategic Allocation Conservative	$16,215,247	$15,597,486
Strategic Allocation Moderate	24,295,019	26,329,609
Strategic Allocation Growth	22,334,863	26,212,092

NOTE 4 — INVESTMENT MANAGEMENT FEES

The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. The Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates: 0.18% of each Portfolio’s average daily net assets invested in affiliated Underlying Funds, 0.70% of each Portfolio’s average daily net assets invested in direct investments and 0.40% of each Portfolio’s average daily net assets invested in unaffiliated Underlying Funds and other investments.

The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with the Portfolios’ investment objectives, policies, and limitations.

NOTE 5 — DISTRIBUTION AND SERVICE FEES

Class S shares of the Portfolios have a distribution plan (the “Plan”), whereby the Distributor is compensated by each Portfolio for expenses incurred in the distribution of each Portfolio’s Class S shares. Pursuant to the Plan, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of each Portfolio’s Class S shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of average daily net assets.

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

At June 30, 2021, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:

Subsidiary	Portfolio	Percentage
ReliaStar Life Insurance Company	Strategic Allocation Conservative	8.24%
	Strategic Allocation Growth	8.82
	Strategic Allocation Moderate	12.94
Voya Retirement Insurance and Annuity Company	Strategic Allocation Conservative	84.61
	Strategic Allocation Growth	86.52
	Strategic Allocation Moderate	83.63

The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors, as described in the DC Plan, to defer the receipt of all or a portion of the directors’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2021, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:

Portfolio	Amount
Strategic Allocation Conservative	$36,928
Strategic Allocation Moderate	62,975
Strategic Allocation Growth	80,852

NOTE 7 — EXPENSE LIMITATION AGREEMENTS

The Investment Adviser entered into written expense limitation agreement (“Expense Limitation Agreement”) with each Portfolio whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses and extraordinary expenses to the levels listed below:

Portfolio(1)(2)	Class I	Class S
Strategic Allocation Conservative	0.71%	0.96%
Strategic Allocation Moderate	0.75%	1.00%
Strategic Allocation Growth	0.77%	1.02%

(1)	These operating expense limits take into account operating expenses incurred at the Underlying Fund level. The amount of fees and expenses of an Underlying Fund borne by each Portfolio will vary based on each Portfolio’s allocation of assets to, and the net expenses of, a particular Underlying Fund.
(2)	Any fees waived pursuant to the Expense Limitation Agreement shall not be eligible for recoupment.

The Expense Limitation Agreement is contractual through May 1, 2022 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.

NOTE 8 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Strategic Allocation Conservative
Class I
6/30/2021	342,577	—	146,865	(342,263)	147,179	4,668,483	—	1,965,059	(4,685,561)	1,947,981
12/31/2020	739,721	—	320,998	(765,756)	294,963	9,203,412	—	3,640,112	(9,435,904)	3,407,620
Class S
6/30/2021	12,958	—	7,409	(7,322)	13,045	174,721	—	98,241	(99,254)	173,708
12/31/2020	25,667	—	17,192	(47,721)	(4,862)	312,644	—	193,237	(575,799)	(69,918)
Strategic Allocation Moderate
Class I
6/30/2021	203,078	—	492,379	(417,642)	277,815	3,160,176	—	7,361,065	(6,496,362)	4,024,879
12/31/2020	382,605	—	696,493	(1,117,514)	(38,416)	5,298,147	—	8,476,315	(15,385,038)	(1,610,576)
Class S
6/30/2021	1,733	—	5,425	(3,379)	3,779	26,787	—	80,773	(52,043)	55,517
12/31/2020	27,981	—	7,741	(67,439)	(31,717)	390,283	—	93,820	(839,032)	(354,929)
Strategic Allocation Growth
Class I
6/30/2021	206,966	—	357,838	(494,957)	69,847	3,414,700	—	5,750,466	(8,210,022)	955,144
12/31/2020	429,797	—	1,060,115	(974,522)	515,390	6,039,962	—	12,710,783	(13,984,966)	4,765,779
Class S
6/30/2021	3,489	—	6,536	(9,536)	489	57,257	—	104,047	(153,594)	7,710
12/31/2020	10,154	—	22,118	(49,574)	(17,302)	141,296	—	262,757	(648,235)	(244,182)

NOTE 9 — LINE OF CREDIT

Effective June 14, 2021, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 13, 2022. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 14, 2021, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 14, 2021.

Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 9 — LINE OF CREDIT (continued)

generally must be made within 60 days after the date of a revolving credit advance.

The following Portfolio utilized the line of credit during the six months ended June 30, 2021:

Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Strategic Allocation Growth	2	$704,000	1.28%

NOTE 10 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, futures contracts and wash sale deferrals.

Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

	Year Ended December 31, 2020		Year Ended December 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
Strategic Allocation Conservative	$1,914,573	$1,918,776	$1,758,640	$3,084,546
Strategic Allocation Moderate	3,043,320	5,526,814	3,402,547	8,540,887
Strategic Allocation Growth	2,783,155	10,190,385	3,310,012	11,086,958

The tax-basis components of distributable earnings as of December 31, 2020 were:

	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Unrealized Appreciation/ (Depreciation)
Strategic Allocation Conservative	$2,057,672	$4,686	$7,505,582
Strategic Allocation Moderate	3,981,372	3,458,230	18,373,238
Strategic Allocation Growth	3,625,435	2,227,128	24,331,602

At December 31, 2020, the Portfolios did not have any capital loss carryovers for U.S. federal income tax purposes.

The Portfolios’ major tax jurisdictions are U.S. federal and Arizona state.

As of June 30, 2021, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”)

The U.K. Financial Conduct Authority has announced that it intends to stop persuading or compelling banks to submit LIBOR rates after 2021, and it remains unclear whether

LIBOR will continue to exist after that date and, if so, in what form. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in many major currencies. The U.S. Federal Reserve Board, based on the recommendations of the New York Federal

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 11 — LONDON INTERBANK OFFERED RATE (“LIBOR”) (continued)

Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing a Secured Overnight Funding Rate (“SOFR”) that is intended to replace U.S. dollar LIBOR. Proposals for alternative reference rates for other currencies have also been announced or have already begun publication.

Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio. On November 30, 2020, the administrator of LIBOR announced a delay in the phase out of a majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2021.

NOTE 12 — LIQUIDITY

Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.

The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.

During the period covered by the annual assessment, January 1, 2020 through December 31, 2020, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.

NOTE 13 — MARKET DISRUPTION

A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. War, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.

NOTES TO FINANCIAL STATEMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

NOTE 14 — OTHER ACCOUNTING PRONOUNCEMENTS

In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update No. 2020-04 (“ASU 2020-04”), Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in ASU 2020-04 provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of LIBOR and other interbank-offered based reference rates as of the end of 2021. ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management is currently evaluating the impact, if any, of applying ASU 2020-04.

NOTE 15 — SUBSEQUENT EVENTS

The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. No such subsequent events were identified.

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.0%
13,102	iShares Core S&P Small-Cap ETF	$1,480,264	2.0
14,706	iShares MSCI Eurozone ETF	725,741	1.0
23,811	Schwab U.S. TIPS ETF	1,488,425	2.0
16,328	Vanguard Value ETF	2,244,447	3.0

	Total Exchange-Traded Funds (Cost $4,442,450)	5,938,877	8.0

MUTUAL FUNDS: 92.0%
	Affiliated Investment Companies: 92.0%
306,004	Voya Global Bond Fund — Class R6	2,937,638	3.9
1,204,422	Voya High Yield Bond Fund — Class R6	9,779,903	13.1
1,721,613	Voya Intermediate Bond Fund — Class R6	17,870,342	23.9
79,583	Voya Large-Cap Growth Fund — Class R6	4,970,745	6.6
363,038	Voya Limited Maturity Bond Portfolio — Class I	3,688,468	4.9
72,518	Voya MidCap Opportunities Portfolio — Class R6	1,479,371	2.0
237,255	Voya Multi-Manager Emerging Markets Equity Fund — Class I	3,717,779	5.0
103,101	Voya Multi-Manager International Equity Fund — Class I	1,460,944	2.0
266,416	Voya Multi-Manager International Factors Fund — Class I	2,975,869	4.0
127,881	Voya Multi-Manager Mid Cap Value Fund — Class I	1,479,580	2.0
473,446	Voya U.S. Bond Index Portfolio — Class I	5,198,437	6.9
183,360	Voya U.S. High Dividend Low Volatility Fund — Class R6	2,636,721	3.5
486,778	Voya U.S. Stock Index Portfolio — Class I	10,611,765	14.2

	Total Mutual Funds (Cost $59,313,244)	68,807,562	92.0

	Total Investments in Securities (Cost $63,755,694)	$74,746,439	100.0
	Assets in Excess of Other Liabilities	10,459	0.0
	Net Assets	$74,756,898	100.0

Target Allocations as of June 30, 2021(1)

Sub Asset Class	Conservative
US Large Blend	14.0%
US Large Growth	6.5%
US Large Value	6.5%
US Mid Cap Blend	4.0%
US Small Cap	2.0%
International	7.0%
Emerging Markets	5.0%
Core Fixed Income	31.0%
High Yield	13.0%
International Bonds	4.0%
TIPS	2.0%
Short Duration	5.0%
Total Equity	45.0%
Total Fixed Income	55.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION CONSERVATIVE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$5,938,877	$—	$—	$5,938,877
Mutual Funds	68,807,562	—	—	68,807,562
Total Investments, at fair value	$74,746,439	$—	$—	$74,746,439

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Global Bond Fund — Class R6	$2,806,257	$391,016	$(168,939)	$(90,696)	$2,937,638	$5,807	$(2,576)	$—
Voya High Yield Bond Fund — Class R6	9,110,921	1,147,365	(562,701)	84,318	9,779,903	231,785	(181)	—
Voya Intermediate Bond Fund — Class R6	13,919,606	5,287,742	(1,055,725)	(281,281)	17,870,342	202,187	(30,099)	—
Voya Large-Cap Growth Fund — Class R6	3,609,572	1,201,566	(279,562)	439,169	4,970,745	—	514	—
Voya Limited Maturity Bond Portfolio — Class I	3,460,453	460,899	(208,494)	(24,390)	3,688,468	39,591	(541)	—
Voya MidCap Opportunities Portfolio — Class R6	734,510	762,462	(74,903)	57,302	1,479,371	—	18,989	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	2,184,565	1,539,308	(188,057)	181,963	3,717,779	—	1,884	—
Voya Multi-Manager International Equity Fund — Class I	1,439,808	82,454	(158,755)	97,437	1,460,944	—	3,206	—
Voya Multi-Manager International Factors Fund — Class I	2,869,187	165,889	(303,866)	244,659	2,975,869	—	8,973	—
Voya Multi-Manager Mid Cap Value Fund — Class I	719,850	740,214	(114,774)	134,290	1,479,580	—	3,350	—
Voya U.S. Bond Index Portfolio — Class I	6,237,158	771,342	(1,659,181)	(150,882)	5,198,437	78,055	(48,870)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	3,911,555	387,394	(1,833,539)	171,311	2,636,721	29,549	330,959	—
Voya U.S. Stock Index Portfolio — Class I	9,949,752	2,169,552	(2,797,358)	1,289,819	10,611,765	—	260,265	—
	$60,953,194	$15,107,203	$(9,405,854)	$2,153,019	$68,807,562	$586,974	$545,873	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $65,399,961.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,365,695
Gross Unrealized Depreciation	(19,216)
Net Unrealized Appreciation	$9,346,479

See Accompanying Notes to Financial Statements

Table of Contents

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 8.4%
54,674	iShares MSCI Eurozone ETF	$2,698,162	1.9
11,986	iShares Russell 2000 ETF	2,749,229	2.0
46,158	Vanguard Value ETF	6,344,878	4.5
	Total Exchange-Traded Funds (Cost $9,339,302)	11,792,269	8.4

MUTUAL FUNDS: 91.6%
	Affiliated Investment Companies: 91.6%
1,388,378	Voya High Yield Bond Fund — Class R6	11,273,632	8.0
2,553,095	Voya Intermediate Bond Fund — Class R6	26,501,130	18.9
172,493	Voya Large-Cap Growth Fund — Class R6	10,773,910	7.7
272,049	Voya Limited Maturity Bond Portfolio — Class I	2,764,020	2.0
204,744	Voya MidCap Opportunities Portfolio — Class R6	4,176,780	3.0
444,137	Voya Multi-Manager Emerging Markets Equity Fund — Class I	6,959,622	4.9
484,063	Voya Multi-Manager International Equity Fund — Class I	6,859,168	4.9
374,643	Voya Multi-Manager International Factors Fund — Class I	4,184,764	3.0
359,458	Voya Multi-Manager Mid Cap Value Fund — Class I	4,158,924	2.9
506,824	Voya U.S. Bond Index Portfolio — Class I	5,564,926	4.0
1,885,882	Voya U.S. Stock Index Portfolio — Class I	41,112,223	29.3
308,068	Voya Large Cap Value Portfolio — Class R6	4,158,925	3.0
	Total Mutual Funds (Cost $103,509,073)	128,488,024	91.6

	Total Investments in Securities (Cost $112,848,375)	$140,280,293	100.0
	Assets in Excess of Other Liabilities	25,341	0.0
	Net Assets	$140,305,634	100.0

Target Allocations as of June 30, 2021(1)

Sub Asset Class	Moderate
US Large Blend	29.0%
US Large Growth	7.5%
US Large Value	7.5%
US Mid Cap Blend	6.0%
US Small Cap	2.0%
International	10.0%
Emerging Markets	5.0%
Core Fixed Income	23.0%
High Yield	8.0%
International Bonds	—
TIPS	—
Short Duration	2.0%
Total Equity	67.0%
Total Fixed Income	33.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$11,792,269	$—	$—	$11,792,269
Mutual Funds	128,488,024	—	—	128,488,024
Total Investments, at fair value	$140,280,293	$—	$—	$140,280,293

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/21	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class R6	$10,457,305	$1,203,866	$(483,821)	$96,282	$11,273,632	$265,164	$515	$—
Voya Intermediate Bond Fund — Class R6	22,029,769	6,076,956	(1,140,285)	(465,310)	26,501,130	308,901	(33,974)	—
Voya Large Cap Value Portfolio — Class R6	—	4,226,224	(122,777)	55,478	4,158,925	—	1,398	—
Voya Large-Cap Growth Fund — Class R6	8,754,594	1,484,468	(467,244)	1,002,092	10,773,910	—	1,335	—
Voya Limited Maturity Bond Portfolio — Class I	2,581,439	322,149	(121,321)	(18,247)	2,764,020	29,409	(237)	—
Voya MidCap Opportunities Portfolio — Class R6	2,741,184	1,409,242	(149,572)	175,926	4,176,780	—	94,149	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	5,434,029	2,871,268	(1,763,056)	417,381	6,959,622	—	(10,743)	—
Voya Multi-Manager International Equity Fund — Class I	6,715,572	251,795	(536,685)	428,486	6,859,168	—	37,754	—
Voya Multi-Manager International Factors Fund — Class I	4,014,462	90,421	(264,110)	343,991	4,184,764	—	10,365	—
Voya Multi-Manager Mid Cap Value Fund — Class I	2,685,974	1,301,451	(329,909)	501,408	4,158,924	—	3,595	—
Voya U.S. Bond Index Portfolio — Class I	6,462,460	658,097	(1,393,536)	(162,095)	5,564,926	81,315	(41,975)	—
Voya U.S. High Dividend Low Volatility Fund — Class R6	3,895,585	423,422	(3,838,331)	(480,676)	—	29,858	937,119	—
Voya U.S. Stock Index Portfolio — Class I	39,646,790	804,280	(4,145,071)	4,806,224	41,112,223	—	924,712	—
	$115,419,163	$21,123,639	$(14,755,718)	$6,700,940	$128,488,024	$714,647	$1,924,013	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$336,773
Interest rate contracts	47,735
Total	$384,508

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(46,714)
Interest rate contracts	1,065
Total	$(45,649)

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION MODERATE PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $114,658,454.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$25,693,281
Gross Unrealized Depreciation	(71,442)
Net Unrealized Appreciation	$25,621,839

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED)

Shares		Value	Percentage of Net Assets

EXCHANGE-TRADED FUNDS: 11.0%
60,313	iShares MSCI Eurozone ETF	$2,976,447	1.9
40,354	iShares Russell 2000 ETF	9,255,997	6.0
34,179	Vanguard Value ETF	4,698,245	3.1
	Total Exchange-Traded Funds
	(Cost $12,653,107)	16,930,689	11.0

MUTUAL FUNDS: 89.0%
	Affiliated Investment Companies: 89.0%
1,146,383	Voya High Yield Bond Fund — Class R6	9,308,632	6.0
1,479,379	Voya Intermediate Bond Fund — Class R6	15,355,953	9.9
127,002	Voya Large-Cap Growth Fund — Class R6	7,932,524	5.1
377,827	Voya MidCap Opportunities Portfolio — Class R6	7,707,671	5.0
586,038	Voya Multi-Manager Emerging Markets Equity Fund — Class I	9,183,213	6.0
1,067,628	Voya Multi-Manager International Equity Fund — Class I	15,128,292	9.8
411,942	Voya Multi-Manager International Factors Fund — Class I	4,601,395	3.0
659,678	Voya Multi-Manager Mid Cap Value Fund — Class I	7,632,474	4.9
2,643,173	Voya U.S. Stock Index Portfolio — Class I	57,621,171	37.3
223,071	Voya Large Cap Value Portfolio — Class R6	3,011,455	2.0
	Total Mutual Funds
	(Cost $103,799,013)	137,482,780	89.0
	Total Investments in Securities (Cost $116,452,120)	$154,413,469	100.0
	Assets in Excess of Other Liabilities	46,643	0.0
	Net Assets	$154,460,112	100.0

Target Allocations as of June 30, 2021(1)

Sub Asset Class	Growth
US Large Blend	37.0%
US Large Growth	5.0%
US Large Value	5.0%
US Mid Cap Blend	10.0%
US Small Cap	6.0%
International	15.0%
Emerging Markets	6.0%
Core Fixed Income	10.0%
High Yield	6.0%
International Bonds	—
TIPS	—
Short Duration	—
Total Equity	84.0%
Total Fixed Income	16.0%
Total	100.0%

(1)	As these are target allocations, the actual allocations of each Portfolio’s assets may deviate from the percentages shown. Although the Portfolios expect to be fully invested at all times, they may maintain liquidity reserves to meet redemption requests.

Portfolio holdings are subject to change daily.

Fair Value Measurementsˆ

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Exchange-Traded Funds	$16,930,689	$—	$—	$16,930,689
Mutual Funds	137,482,780	—	—	137,482,780
Total Investments, at fair value	$154,413,469	$—	$—	$154,413,469

ˆ	See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

Transactions with Affiliates

An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.

See Accompanying Notes to Financial Statements

VOYA STRATEGIC ALLOCATION GROWTH PORTFOLIO	PORTFOLIO OF INVESTMENTS AS OF JUNE 30, 2021 (UNAUDITED) (CONTINUED)

The following table provides transactions during the period ended June 30, 2021, where the following issuers were considered an affiliate:

Issuer	Beginning Fair Value at 12/31/20	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2021	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya High Yield Bond Fund — Class R6	$8,420,497	$1,283,847	$(475,922)	$80,210	$9,308,632	$218,884	$208	$—
Voya Intermediate Bond Fund — Class R6	13,918,526	2,564,152	(821,758)	(304,967)	15,355,953	190,039	(28,208)	—
Voya Large Cap Value Portfolio — Class R6	—	3,113,779	(142,395)	40,071	3,011,455	—	1,843	—
Voya Large-Cap Growth Fund — Class R6	7,229,913	413,804	(501,547)	790,354	7,932,524	—	13,662	—
Voya MidCap Opportunities Portfolio — Class R6	5,885,927	1,678,187	(386,372)	529,929	7,707,671	—	53,524	—
Voya Multi-Manager Emerging Markets Equity Fund — Class I	7,292,406	3,380,728	(2,056,627)	566,706	9,183,213	—	(15,840)	—
Voya Multi-Manager International Equity Fund — Class I	12,984,528	2,164,051	(919,029)	898,742	15,128,292	—	19,675	—
Voya Multi-Manager International Factors Fund — Class I	5,748,634	176,344	(1,395,570)	71,987	4,601,395	—	426,954	—
Voya Multi-Manager Mid Cap Value Fund — Class I	5,767,441	1,396,015	(633,849)	1,102,867	7,632,474	—	3,235	—
Voya U.S. Stock Index Portfolio — Class I	50,965,887	2,948,616	(3,822,836)	7,529,504	57,621,171	—	149,979	—
	$118,213,759	$19,119,523	$(11,155,905)	$11,305,403	$137,482,780	$408,923	$625,032	$—

The financial statements for the above mutual fund[s] can be found at www.sec.gov.

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2021 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$219,243
Total	$219,243

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Equity contracts	$(33,116)
Total	$(33,116)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $118,246,259.

Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$36,246,020
Gross Unrealized Depreciation	(78,810)
Net Unrealized Appreciation	$36,167,210

See Accompanying Notes to Financial Statements

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Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286

Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.

RETIREMENT | INVESTMENTS | INSURANCE voyainvestments.com
VPSAR-SAIS (0621-081621)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Strategic Allocation Portfolios, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 2, 2021

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 2, 2021